File No. 33-11279
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 8
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      THE MUNICIPAL BOND TRUST, SERIES 205
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 8, 1995) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      4,859 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $3,623,842.20*
  * Estimated solely for the purpose of calculating the registration fee, at $745.80 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 4,471. There have been no previous filings of post-effective amendments during the current fiscal year 4,471 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                      THE MUNICIPAL BOND TRUST, SERIES 205
                              Cross Reference Sheet
                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933
                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus on Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
                  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  Nature of Trust
  6.    Execution and                   )  Nature of Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
     II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust Portfolio
        regarding
        Trust's Securities and          )  Rights of Certificate-
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  *   Not applicable, answer negative or not required.
  (c)   Rights of Holders as to         )  Rights of Certificate-
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption of Units by
                                        )  the Trustee
                                        )  The Municipal Bond Trust
                                        )  Reinvestment Program
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Certificate-
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Supervision of Trust
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the and
                                           Trustee
                                        )  Trust
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  (i)   Other provisions                )  The Trust-Part B
  11.   Type of Securities              )  Front Cover-The Trust-
        Comprising Units                   Portfolio
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering Price of
                                        )  Units; Expenses of the
                                        )  Trust
  *   Not applicable, answer negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
        payable by holders              )
        (e)Certain profits receivable   )  Public Offering Price of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  Nature of the Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  Acquisition of Securities
        disposition of
        underlying securities           )  for the Trust; Supervision
                                        )  of Trust Investments.
  17.   Withdrawal or                   )  Redemption of Units
        redemption
                                        )  by Trustee
  18.   (a)Receipt and disposition of   )  Distributions of Certifi-
           income                       )  cateholders
        (b)Reinvestment of distritions  )  *
        (c)Reserves or special fund     )  Distributions to Certifi-
                                        )  cateholders
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Statements to Certificate-
        report
                                        )  holders; Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Limitation of Liabilities
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *   Not applicable, answer negative or not required.
                     III.        Organization Personnel and
                            Affiliated Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering Price of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certian services            )
        rendered
        to Trust                        )
              IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )
  *   Not applicable, answer negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Redemption of Units by
                                        )  Trustee
        (b)Schedule as to redemption    )  *
           price                        )
            V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Secondary Market for Units
        in
        underlying securities           )  Redemption of Units by
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )  Administration of the Trust
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *   Not applicable, answer negative or not required.
      VI.        Information concerning Insurance of Holders of Securities
  51.   (a)Name and address of          )  *
        Insurance Company               )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
                         VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  Acquisition of Securities
           eliminating securities       )  for the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Supervision of Trust
           substitution and             )  Investments
           elimination of securities    )
        (d)Description of any funda-    )  Acquisition of Securities
           mental policy of the Trust   )  for the Trust
                                        )  Supervision of Trust
                                        )  Investments
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *   Not applicable, answer negative or not required.

                VIII.       Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *   Not applicable, answer negative or not required.

                            THE MUNICIPAL BOND TRUST
                                   SERIES 205
  This Prospectus consists of two parts. Part A contains Essential Information Regarding the Trust including descriptive material relat-ing to the Trust, Financial Statements of the Trust, and a Schedule of Investments. Part B contains general information about the Trust. Part A may not be distributed unless accompanied by Part B.
  Interest   income   to   the   Trust  and  to  Certificateholders  is   5,891
  excludable,   in   the   opinion   of   counsel,  from  gross  income   UNITS
  for   Federal   income   tax   purposes   under   existing  law,  but
  may  be  subject  to  state  and  local  taxation.  Capital gains, if any, are subject to tax.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       THE OBJECTIVES OF THE MUNICIPAL BOND TRUST, SERIES 205 -The Municipal Bond Trust, Series 205 (the "Trust") is a unit investment trust formed for the purpose of gaining Fed-erally tax-exempt interest income consistent with the preserva-tion of capital and diversification of risk through investment in a fixed portfolio of "investment grade" (as of the Date of
       Deposit) interest-bearing municipal bonds (the "Bonds"). The payment of interest and the preservation of capital is depen-dent upon the continuing ability of the respective issuers of such Bonds to meet their obligations. Since PaineWebber Incorporated (the "Sponsor") and The Chase Manhattan Bank, N.A. (the "Trustee") do not have control over the source of payment of the Bonds, they cannot guarantee that the objec-tives of the Trust will be achieved. Each Unit at the date hereof represents 1/5,891st fractional undivided interest in the $4,710,000 principal amount of bonds and net income of the
       Trust in the ratio of 1 Unit for each $799.52 par value of Bonds in the Trust. (See "Nature of the Trust" in Part B). The
       aggregate market value, based on the bid side of the market, of the Bonds in the Trust was, as of September 1, 1995, $4,983,412.
       PUBLIC OFFERING PRICE-The Public Offering Price of Units is equal to the aggregate of the bid prices of the underlying
       Bonds divided by the number of Units outstanding plus a sales charge of up to 5.82% of the net amount invested (5.50% of the Public Offering Price). Units are offered at the Public Offering Price plus accrued interest. (See "Public Offering Price of Units" and "Secondary Market for Units" in Part B).
       MARKET FOR UNITS-Although under no obligation to do so, the Sponsor intends to maintain a market for Units at prices based  on  the  aggregate  bid  price  of  the  Bonds  in  the Trust. If such market is terminated, a Certificateholder may be able to dispose of his Units only through redemption. (See "Secondary Market for Units" in Part B).
       DISTRIBUTIONS-Distributions of interest received by the Trust, less expenses, will be made on a monthly basis unless the
       Certificateholder   elects   to   receive   interest  on  a  semi-annual
       basis. Distribution of principal, if any, will be made on a semi-annual or more frequent basis. See "Essential Informa-tion" in Part A and "Distribution to Certificateholders" in Part B for details of optional distributions.
       ESTIMATED CURRENT RETURN-The Estimated Current Return per Unit is determined by dividing the net annual interest income per Unit by the Public Offering Price per Unit. Any change in either amount will result in a change in Estimated Current Return. (See "Estimated Current Return per Unit" in Part B and "Essential Information" in Part A).
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMIS-SION OR ANY STATE SECURITIES COMMISSION PASSED UPON
  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
       SPONSOR:
       PaineWebber
              Incorporated
            Read and retain both parts of this prospectus for future reference.
            Prospectus Part A dated December 8, 1995
  ESSENTIAL INFORMATION REGARDING THE TRUST
  Securities in the Trust Portfolio
       The Trust consists of the Securities indicated under "Schedule of Investments", all undistributed interest received or accrued on the Securities, and any undistributed cash realized from the sale, redemption or other disposition of the Securities. The Trust portfolio consists of 12 issues of Bonds by issuers located in 10 states of the United States. All of the Bonds in the Trust were, as of the Date of Deposit, "investment grade" municipal bonds.
       On September 1, 1995, the aggregate market value of the Securities in the Trust, based on the bid side of the market, was $4,983,412.
       Twelve   issues  of  Bonds  in  the  Trust  are  revenue  bonds  payable from revenues derived by the issuers, and while income to pay such Bonds may be derived from more than one source, the primary source of such income, along with the number of issues of the Trust portfolio deriving income from such source are as follows:
  3 Electric and Power facilities; 2 Health and Hospital facility; 1 Airport facility; 5 Refunded Bonds and 1 Port. The Trust may be considered "concentrated" in the following categories of Bonds:
                                                           Percentage of
                                                             Aggregate
                                                            Market Value
                                                              of Trust
  Category of Bond                                           Portfolio
  Refunded                                                      43%
  Electric and Power                                            26
       See "Summary of Portfolio" contained in Part B for a summary of the Investment risks associated with the Securities contained in the Trust.
  Ratings
       On the Date of Deposit all of the Bonds were rated a minimum of A by Standard & Poor's Corporation or Moody's Investors Service, Inc. The ratings may have changed and may continue to change after the Date of Deposit. On September 1, 1995 the
  percentage   of   the   total   aggregate   market  value  of  bonds  in  the
  portfolio in each rating category was as follows: AAA, 33%; AA, 5%; A, 16%; Aa (Moody's), 21%; A (Moody's), 7%; BBB, 8% and NR, 10%. (See "Summary of Portfolio" and "Bond Ratings" in Part B and "Schedule of Investments" in Part A).
  Special Considerations
       The Bonds in Lot No. 12 (approximately 11% of the aggregate market value of the Trust) are crossover refunding Bonds (the "IPA Crossover Bonds"). Prior to July 1, 1995, such Bonds will be payable solely from the net proceeds thereof invested in certain United States government securities and from certain other sources.

  On July 1, 1995 (the "Crossover Date"), provided certain conditions are satisfied, each IPA Crossover Bond will be exchangeable for a 1987 Series B Bond bearing the same interest rate, having the
  same   maturity   date   and   subject  to  optional  and  mandatory  redemp-
  tion   at   the   same   times,   in   the  same  amounts  and  at  the  same
  redemption   price   as  such  IPA  Crossover  Bond.  However,  if  the  1987
  Series B Bonds are not delivered on the Crossover Date, the IPA Crossover Bonds will be redeemed on the Crossover Date at a redemption price equal to the principal amount of such Bond, plus accrued interest to the redemption date.
       See "Summary of Portfolio" contained in Part B for a summary of the investment risks associated with the Securities contained in the Trust.

  Tax Status of the Trust
       At the time of issuance of the Securities, opinions regarding the validity of such Securities and the exemption from federal income tax of interest on such Securities were or will be rendered by bond counsel to the respective issuers. Except in certain instances in
  which   Orrick,   Herrington   &   Sutcliffe   acted   as   bond  counsel  to
  issuers of Securities, neither the Sponsor, the Trustee, nor counsel to either has made any review of the proceedings relating to the
  issuance   of  the  Securities  or  the  basis  for  such  opinions.  In  the case of certain Securities in the Trust, the opinions of bond counsel indicate that interest on such obligations received by a "substantial user" of the facilities being financed with the proceeds of such obligations, or "related person," for periods such obligations are held by such "substantial user" or "related person," will not be exempt from federal income tax. Interest income attributable to such
  Securities received by a Unitholder who is a "substantial user" or "related person" may be taxable to such Unitholder.
       In the opinion of Orrick, Herrington & Sutcliffe, counsel to the Sponsor, under existing law:
       1.  The  Trust  is  not  an  association  taxable  as  a corporation for
  Federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the "Code"), each holder of a certificate of ownership (a "Certificateholder") will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Certificateholders. Interest on Securities in the
  Trust that is excludable from gross income for federal income tax purposes when received by the Trust will retain its status as excludable when distributed to Certificateholders, except that no opinion is expressed regarding the character of interest on any Security in the case of any Certificateholder who is a "related person" or a "substantial user", both as defined in Code Section 147(a).
       2. Each Certificateholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemp-
  tion,  or  payment  at  maturity),  or  when  the  Certificateholder  redeems or sells its Certificates. For purposes of determining gain or loss, the total tax cost of each Unit to a Certificateholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security, to determine the Cer-tificateholder's per Unit tax cost for each Security. Further, the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security.
       3.  The  Trust  is  not  an  association  taxable  as  a corporation for
  New   York   State   income   tax   purposes.   Under  New  York  State  law,
  each   Certificateholder  will  be  treated  as  the  owner  of  a  pro  rata portion of the Trust, and income of the Trust will be treated as income of the Certificateholders. Interest on Securities in the Trust that is exempt from personal income tax under New York State law when received by the Trust will retain its tax-exempt status when distributed to Certificateholders.
  Additional Tax Considerations
       Recognition of Gain. The Code, by virtue of the Tax Reform Act of 1986, effects a substantial reduction in the number of income tax brackets and rate levels for individuals and corporations and ad-versely modifies the preferential treatment accorded the net gain from the sale or exchange of capitial assets. The maximum rate for net capitial gain of individuals in 1987 is limited to 28%. Net capitial gain recognized by corporations after 1986 and by individuals after
  1987   will   be   taxed  at  the  same  tax  rates  applicable  to  ordinary income.
       As a result of the tax cost reduction requirements of the Code relating to amortization of bond premium, under certain circum-stances Unitholders may realize a taxable gain upon disposition of
  Units even though such Units are sold or redeemed for an amount equal to or less than their original cost.
       Original Issue Discount and Market Discount. The portfolio may contain Securities originally issued at a discount ("original issue discount"). In general, original issue discount is defined as the difference between the price at which a bond is issued and its stated redemption price at maturity. With respect to tax-exempt obligations issued on or before September 3, 1982, original issue discount is deemed to accrue (be "earned") as tax-exempt interest ratably over the life of the obligations and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation is owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its maturity date. With respect to tax-exempt obligations issued after September 3, 1982, original issue discount is deemed earned in a geometric progression over the life of the obligations, taking into account the semi-annual compounding of accrued interest, resulting in an increasing amount of interest in each year.
       In general, if a Unitholder acquires a pro rata interest in a Security for a price that is less than its stated redemption price at maturity  (or  less  than  the  original  issue  price  plus accrued original
  issue   discount,   if   such   Security   was  issued  with  original  issue
  discount), such pro rata interest will be treated as having been purchased at a "market discount". If gain is realized upon the sale or other disposition of such pro rata interest, the market discount will constitute taxable gain. Such gain generally will be long-term capital gain to Unitholders, other than dealers in securities and certain financial institutions, if the Securities are held by the Trust for more than six months and such Unitholders have held their Units for more than one year.
       Interest on Borrowed Funds. Interest paid on funds borrowed to purchase or carry units of a unit investment trust that distributes tax-exempt interest income during a tax year is not deductible. Under rules of the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be consid-
  ered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.
       Social Security Benefits. Code Section 86 provides that a portion of social security benefits received after December 31, 1983, are includible in taxable income for taxpayers whose "modified adjusted gross income", combined with 50% of their social security benefits, exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return, and zero for married persons filing seperate returns. Under Code Section
  86, interest on tax-exempt bonds is to be added to adjusted gross income for purposes of determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax. The amount of social security benefits that could be includible in taxable income would be the lesser of one-half of the benefits or one-half of the excess of the taxpayer's combined income (modified adjusted gross income plus one-half of benefits) over the base amount.
       Tax   Reform   Act   of   1986--Effects   on  Tax-Exempt  Interest.  The
  Tax Reform Act of 1986, among other items, provided for the following: (1) Effective for taxable years beginning after December 31,1986, the alternative minimum tax rate for individuals is in-creased to 21%, and the interest on certain Private Activity Bonds issued after August 7, 1986 is included in the calculation of the individual alternative minumum tax. Each Security in the Trust received or will receive an opinion of bond counsel to the effect that it is not a Private Activity Bond the interest on which is subject to the alternative minimum tax. (2) Effective for taxable years begin-ning after December 31, 1986, the alternative minimum tax rate for corporations is increased from 15% to 20%, and for purposes of this tax, interest on certain Private Activity Bonds issued after
  August 7, 1986, and 50% of the excess of a corporation's net book income (adjusted) over its alternative minimum taxable income
  (adjusted) are classified as tax preference items. Net book income includes interest on all tax-exempt bonds, such as the Securities. In taxable years beginning after 1989, the use of adjusted net book income in determining such alternative minimum tax is to be replaced by the use of adjusted current earnings, and 75% of the amount by which adjusted current earnings exceed alternative mini-mum taxable income, as modified for this calculation, will be included in alternative minimum taxable income. Interest on the
  Securities   is   includible   in  the  adjusted  net  book  income  and  ad-
  justed current earnings of a corporation for purposes of such alternative minimum tax. The Tax Reform Act of 1986 does not otherwise require corporations, and does not require taxpayers other than corporations, including individuals, to treat interest on the Securities as an item of tax preference in computing and alternative minimum tax. (3) Subject to certain exceptions, financial institutions may not deduct that portion of the institution's interest expense allocable to tax-exempt interest on tax-exempt bonds acquired after August 7, 1986. (4) The amount of the deduction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies, effective for taxable years beginning after Decem-ber 31, 1986. (5) All taxpayers are required to report for informa-tional purposes on their federal income tax returns the amount of tax-exempt interest they receive, effective for taxable years begin-
  ning   after   December   31,   1986.   (6)   An  issuer  must  meet  certain
  requirements   on   a   continuing   basis   in   order  for  interest  on  a
  tax-exempt   bond   to   be   tax  exempt;  failure  to  meet  such  require-
  ments results in loss of tax exemption. (7) For taxable years beginning after December 31, 1986, a branch profits tax is imposed on the U.S. branches of foreign corporations which, because of the manner in which the branch profits tax is calculated, may have the effect of subjecting the U.S. branch of a foreign corporation to federal income tax on the interest on bonds otherwise exempt from such tax.
       The Tax Reform Act of 1986 also significantly curtailed a taxpayer's ability to offset income with deductions and losses. In general, a lower overall rate of income taxation could make tax-exempt bonds less attractive to investors and could decrease the value of tax-exempt Securities held by the Trust, while the limita-
  tions on the ability to offset taxable income may have the opposite effect. In addition, certain "S Corporations" may have a tax im-posed on passive income including tax-exempt interest, such as interest on the Securities.
       Alternative  Minimum  Tax.  Interest  on  the  Securities  in  the Trust
  is  not  treated  as  a  preference  item  for  purposes  of  calculating the individual and corporate alternative minimum tax. However, the Code provides that for taxable years 1988 and 1989, 50% (75% for taxable years beginning after 1989) of the excess of a corporation's adjusted a net book income over its adjusted alternative minimum taxable income will be treated as a preference item in the calcula-tion of alternative minimum taxable income. For taxable years beginning after 1989, the use of adjusted net book income will be replaced by the use of adjusted current earnings. The adjusted net book income and adjusted current earnings of a corporation include the amount of any income received that is otherwise exempt from tax, such as interest on the Securities.
       Superfund   Revenue   Act   of   1986.  The  Superfund  Revenue  Act  of
  1986   (the   "Superfund   Act")   imposed   a  deductible,  broad-based  tax
  on a corporation's alternative minimum taxable income (before net operating losses and any deduction for the tax) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax is imposed for tax years beginning after 1986 and beginning before 1992. The tax is imposed even if the corporation pays no alternative minimum tax. For purposes of the Superfund Act, alternative minimum taxable income includes interest on all tax-exempt bonds to the same extent and in the same manner as does the Tax Reform Act of 1986. The Superfund Act
  does   not   impose   an   alternative   minimum   tax   on  taxpayers  other
  than corporations.
       Branch   Profits   Tax.  The  Code  provides  that  interest  on  exempt
  obligations such as the Securities is included in effectively con-nected earnings and profits for purposes of computing the branch profits tax on certain foreign corporations doing business in the United States.
       Property and Casualty Companies. The Code contains provi-sions relating to property and casualty companies whereunder the
  amount   of   certain  loss  deductions  otherwise  allowed  is  reduced  (in certain  cases  below  zero)  by  a  specified  percentage  of,  among  other
  things,   interest   on  tax-exempt  obligations  acquired  after  August  7,
  1986.
       Financial Institutions. The Code provides that commercial banks, thrift institutions and other financial institutions may not deduct the portion of their interest expense allocable to tax-exempt obligations after August 7, 1986 (other than certain "qualified" obligations). The Securities are not qualified for this purpose.
       S   Corporations.   The  Code  imposes  a  tax  on  excess  net  passive
  income of certain S corporations that have subchapter C earnings and profits. Passive investment income includes interest on tax-exempt obligations.
       Information Reporting. All taxpayers are required to report for informational purposes on their federal income tax returns the amount of tax-exempt interest they receive.
       Future Legislation.Various proposals have been introduced be-fore Congress from time to time to restrict or eliminate the federal income tax exemption for interest on municipal securities such as those deposited in the Trust. Such proposals may be introduced in the future. The Sponsor cannot predict what additional legislation, if any, may be proposed with respect to the tax-exempt status of interest on municipal securities, nor can it predict whether any legislation, if enacted, would apply to Securities in the Trust.
       State   Tax.   The   exemption   from   gross   income  of  interest  on
  municipal   bonds   for   federal   income   tax   purposes   does  not  nec-
  essarily   result   in  an  exemption  under  the  income  tax  laws  of  any
  state or local government. The laws of the several states vary with respect to the taxation of municipal bonds, and Unitholders are advised to consult with their tax advisors regarding such taxation.
  Plan of Distribution
       Certificateholders may elect to receive interest distributions on a monthly or semi-annual basis and may make such election at the time of purchase during the initial public offering period and prior to the initial Record Date. The plan of distribution selected by such
  Certificateholders   will   remain   in  effect  until  changed  as  provided
  below.   Those   not   indicating   a   choice   will   be   deemed  to  have
  chosen the monthly distribution plan. See "Essential Information" for information concerning interest distributions under the optional payment plans. The amounts of such distributions may change as Securities mature, are called for redemption, or are sold or if the expenses of the Trust change. Certificateholders purchasing Units in the secondary market will receive interest distributions in accor-
  dance  with  the  election  of  the  prior  owner.  In  November  and  May of each year the Trustee will furnish all registered Certificateholders with a card to be returned to the Trustee not later than the following January 1 and July 1 respectively. Certificateholders desiring to change the plan of distribution in which they are participating may so indicate on the card and return it, with their Certificate, to the Trustee. If the card and Certificate are returned to the Trustee, the
  change   in   the   interest  distribution  plan  will  become  effective  on
  January 2 and July 2 for the following 6 months. If the card is not returned to the Trustee, the Certificateholder will be deemed to have elected to continue with the same plan for the following 6 months.
  Trustee
       The Trustee is The Chase Manhattan Bank N.A. (formerly, United States Trust Company of New York), 770 Broadway, New York, New York 10003. The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New
  York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

   ESSENTIAL INFORMATION REGARDING THE TRUST
   AS OF SEPTEMBER 1, 1995
   Date of Deposit and of Trust Indenture and
   Agreement
                  September 22, 1987
   Principal amount of Bonds in Trust
                  $4,710,000
   Number of Units Outstanding
                  5,891
   Minimum Purchase
                  1 Unit
   Fractional undivided interest in Trust represented by
   each Unit
                  1/5,891st
   Public Offering Price
       Aggregate Bid Price of Bonds in Trust  $4,985,189      *~
       Divided By 5,891 Units                 $846.24         *~
       Plus Sales Charge of
       4.38% of Public Offering Price         38.78
       Public Offering Price per Unit         $885.02         *~

   Redemption Value per Unit
                  $846.24 *~
   Excess of Public Offering Price per Unit over
   Redemption Value Per Unit
                  $38.78
   Sponsor's Repurchase Price per Unit
                  $846.24 *~
   Excess of Public Offering Price per Unit over
   Sponsor's Repurchase Price Per Unit
                  $38.78
   Minimum Principal Distribution
                  No distribution need be made from
                  Principal Account if balance in Account is less than $7,000.
   Evaluation Time
                  4 P.M. New York Time
   Mandatory Termination Date**
                  January 1, 2037
   Discretionary Termination
                  Indenture may be terminated if value of
                  Trust is less than $1,400,000.

                                    INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
                                                                        Monthly           Semi-Annual
                                                                        Option              Option
   Gross annual interest income per unit                                $64.70              $64.70
   Less estimated annual fees and expenses per unit****                  1.81                1.20
   Less Sponsors annual fee per unit****                                  .15                 .15
   Estimated net annual interest income per unit                        $62.74              $63.35
   Estimated interest distribution per unit                              $5.22              $31.67
   Daily  rate  at  which  estimated  net  interest accrues per         $.1740              $.1759
   unit
   Estimated current return***                                             7.09%               7.16%
   Record dates                                                         1st of            Jan./July 1
                                                                      each month
   Interest distribution dates                                          15th of          Jan./July 15
                                                                      each month
   Trustee's   annual   fee  per  $1,000  principal  amount  of          $1.09               $.61
   bonds****
   Evaluator's daily fee per bond****                                     .30                 .30
              * Plus accrued interest.
             ** The actual termination of the trust may be considerably earlier (see "Termination of the Trust" in Part B).
            *** The estimated current return is increased for transactions entitled to a reduced sales charge (see "Public
                Offering Price of Units" in Part B.)
           **** See "Expenses of the Trust" in Part B.
              ~ Includes undistributed principal funds.

                                                        FINANCIAL SUMMARY
       The  following  sets  forth  a  summary  of  distributions  and  redemption  values  per  unit  for  The Municipal Bond
   Trust, Series 205.
                                                          DISTRIBUTIONS
                                      YEAR ENDING           PER UNIT
   MONTHLY        September 1, 1993                          $74.19
                  September 1, 1994                           67.69
                  September 1, 1995                           67.80
   SEMI-ANNUAL    September 1, 1993                           74.89
                  September 1, 1994                           68.42
                  September 1, 1995                           68.75
   PRINCIPAL      September 1, 1993                           69.74
                  September 1, 1994                           10.75
                  September 1, 1995                           44.87
       As  of  December  31,  1993,  1994  and  September  1,  1995,  the  redemption  values  per  unit were $957.02, $879.65 and $846.24 plus accrued interest to the respective dates.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE CERTIFICATEHOLDERS, SPONSOR AND TRUSTEE
   THE MUNICIPAL BOND TRUST, SERIES 205:
       We  have  audited  the  accompanying  statement  of  financial  condition,  including  the  schedule of investments, of
   The   Municipal   Bond  Trust,  Series  205  as  of  September  1,  1995  and  the  related  statements  of  operations  and changes  in  net  assets  for  each  of  the  three  years  in  the  period  then  ended. These financial statements are the responsibility  of  the  Trustee.  Our  responsibility  is  to express an opinion on these financial statements based on our audits.
       We  conducted  our  audits  in  accordance  with  generally  accepted  auditing standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and
   disclosures   in   the   financial  statements.  Our  procedures  included  confirmation  of  the  securities  owned  as  of
   September  1,  1995,  as  shown  in  the  statement  of  financial  condition  and  schedule  of  investments, by correspon-
   dence  with  the  Trustee.  An  audit  also  includes  assessing  the  accounting  principles used and significant estimates made  by  the  Trustee,  as  well  as  evaluating  the  overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  Municipal  Bond  Trust,  Series  205  at  September  1,  1995  and  the  results  of  its  operations and changes  in  its  net  assets  for  each  of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                                                        ERNST & YOUNG LLP
   New York, New York
   November 30, 1995

                                                     THE MUNICIPAL BOND TRUST
                                                            SERIES 205
                                                 STATEMENT OF FINANCIAL CONDITION
                                                        September 1, 1995
                                                              ASSETS
   Investment in municipal bonds - at market value (Cost $4,443,334)
      (note 4 to schedule of investments)                                                                        $4,983,412
   Accrued interest receivable                                                                                   81,689
   Cash                                                                                                          15,296
            Total Assets                                                                                         $5,080,397
                                                    LIABILITIES AND NET ASSETS
   Distribution payable (note E)                                                                                 $40,837
   Accrued expenses payable                                                                                      726
             Total Liabilities                                                                                   41,563
   Net assets (5,891 units of fractional undivided interest outstanding):
        Cost to Investors (note B)                                                        $4,701,936
        Less gross underwriting commissions (note C)                                      (258,602)
                                                                                          4,443,334
        Net unrealized market appreciation of investments (note D)                        540,078
                                                                                          4,983,412
        Undistributed investment income-net                                               53,646
        Undistributed proceeds from bonds sold or redeemed                                1,776
   Net Assets                                                                                                    5,038,834
             Total Liabilities and Net Assets                                                                    $5,080,397
   Net Asset Value Per Unit                                                                                      $855.34
                                                     STATEMENT OF OPERATIONS
                                                                                Year Ended September 1,
                                                                                 1995             1994              1993
   Investment Income - Interest                                                  $399,892         $434,749          $499,663
   Less Expenses:
     Trustee's fees and expenses                                                   11,031            8,190             9,787
     Evaluator's fees                                                               1,014            1,091             1,159
             Total expenses                                                        12,045            9,281            10,946
     Investment Income-net                                                        387,847          425,468           488,717
   Realized and unrealized gain (loss) on investments-net:
        Net realized gain (loss) on securities transactions                         (953)            3,962            24,839
             Net change in unrealized market appreciation (depreci-             (102,260)        (265,822)           288,097
   ation)
        Net gain (loss) on investments                                          (103,213)        (261,860)           312,936
        Net increase in net assets resulting from operations                     $284,634         $163,608          $801,653
                                         See accompanying notes to financial statements.

                                                     THE MUNICIPAL BOND TRUST
                                                            SERIES 205
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                                Year Ended September 1,
                                                                                 1995             1994              1993
   Operations:
     Investment Income-net                                                       $387,847         $425,468          $488,717
     Net realized gain (loss) on securities transactions                            (953)            3,962            24,839
       Net  change  in  unrealized  market  appreciation  (depreci-             (102,260)        (265,822)           288,097
   ation)
     Net increase in net assets resulting from operations                         284,634          163,608           801,653
   Less: Distributions to Certificateholders
     Investment income-net                                                        406,562          418,912           485,373
     Proceeds from securities sold or redeemed                                    272,900           67,757           448,568
        Total Distributions                                                       679,462          486,669           933,941
   Less: Units Redeemed by Certificateholders (Note F)
     Value of units at date of redemption                                         198,627          290,014           339,787
     Accrued interest at date of redemption                                         4,468            6,466             5,673
        Total Redemptions                                                         203,095          296,480           345,460
     Decrease in net assets                                                     (597,923)        (619,541)         (477,748)
   Net Assets:
     Beginning of period                                                        5,636,757        6,256,298         6,734,046
     End of period                                                             $5,038,834       $5,636,757        $6,256,298
                                         See accompanying notes to financial statements.
                                                  NOTES TO FINANCIAL STATEMENTS
                                                        September 1, 1995
     (A)  The  financial  statements  of  the  Trust are prepared on the accrual basis of accounting. Security transactions are accounted for on the date the securities are purchased or sold.
     (B)  Cost  to  the  investors  represents  the  initial  public  offering  price as of the date of deposit computed on the basis  set  forth  under  "Public  Offering  Price of Units" included in Part B, adjusted for bonds called or sold since the date of deposit.
     (C)  The  aggregate  sales  charge  was  computed  on  the  basis  set  forth  under  "Public  Offering  Price  of  Units"
   included in Part B.
     (D)  At  September  1,  1995  the  gross  unrealized  market  appreciation  was  $567,117  and the gross unrealized market depreciation was $27,039. The net unrealized market appreciation was $540,078.
     (E)  Distributions  of  the  net  interest  income  to  Certificateholders  are  declared  and paid in accordance with the distribution  option  (monthly  or  semi-annually)  selected  by  the  investor.  See the Financial Summary included in Part
   A.
     (F) The following units were redeemed with proceeds of bonds sold as follows:
                                                                                Year Ended September 1,
                                                                                 1995             1994              1993
   Number of units redeemed                                                           233              308               339
   Redemption amount                                                             $203,095         $296,480          $345,460

                                               THE MUNICIPAL BOND TRUST, SERIES 205
                                         Schedule of Investments as of September 1, 1995
                                                                                Coupon       Redemption
           Aggregate                                                            Rate /       Features(3)
   Lot     Principal                                                           Maturity     C.--Callable           Market
   No.      Amount                  Description                   Rating(1)     Date(5)     S.F.--Sinking         Value(4)
                                                                                                Fund
     1. $500,000     MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA
                     POWER REVENUE BONDS, 1986 SERIES L
                     (REFUNDED)                                  AAA         7 3/4%      C.01/01/97@102             $534,025
                                                                             01/01/1997  S.F. 01/01/2010
     2. 375,000      ORLEANS LEVEE DISTRICT (STATE OF
                     LOUISIANA) PUBLIC IMPROVEMENT FIXED RATE
                     REFUNDING BONDS, SERIES 1987A               BBB+        8 1/4%      C.11/01/96@102              387,187
                                                                             11/01/2015  S.F. 11/01/2008
     3. 475,000      MICHIGAN STATE HOSPITAL FINANCE
                     AUTHORITY HOSPITAL REVENUE REFUNDING
                     BONDS (ST. JOHNS HOSPITAL) SERIES 1985
                     (REFUNDED)                                  NR          9.20%       C.12/01/95@102              490,808
                                                                             12/01/1995  S.F. NONE
     4. 500,000      NEW HAMPSHIRE HIGHER EDUCATIONAL AND
                     HEALTH FACILITIES AUTHORITY HOSPITAL
                     REVENUE REFUNDING BONDS
                     WENTWORTH-DOUGLAS HOSPITAL ISSUE,
                     SERIES 1987 (REFUNDED)                      AAA*        8 1/2%      C.01/01/97@102              538,850
                                                                             01/01/1997  S.F. NONE
     5. 485,000      MERCER COUNTY, NORTH DAKOTA
                     ADJUSTABLE/FIXED RATE POLLUTION CONTROL
                     REVENUE BONDS (BASIN ELECTRIC POWER
                     COOPERATIVE-ANTELOPE VALLEY STATION)
                     1984 SERIES C                               A           7.70%       C.01/01/96@103              505,564
                                                                             01/01/2019  S.F. 01/01/1990
     6. 345,000      COUNTY OF CUYAHOGA, OHIO HOSPITAL
                     REFUNDING REVENUE BONDS, SERIES 1987 A
                     (THE MT. SINAI MEDICAL CENTER)              A(2)        8 1/8%      C.11/15/97@102              371,665
                                                                             11/15/2014  S.F. 11/15/2007
     7. 500,000      PENNSYLVANIA HIGHER EDUCATIONAL
                     FACILITIES AUTHORITY (COMMONWEALTH OF
                     PENNSYLVANIA) HOSPITAL REVENUE
                     REFUNDING BONDS, 1985 SERIES B (THOMAS
                     JEFFERSON UNIVERSITY HOSPITAL)              Aa(2)       9 1/4%      C.11/01/95@102              513,215
                                                                             07/01/2008  S.F. 07/01/2002
     8. 280,000      CITY OF PHILADELPHIA, PENNSYLVANIA
                     AIRPORT REVENUE BONDS, SERIES 1985
                     (PHILADELPHIA AIRPORT SYSTEM)               A-          9.00%       C.10/19/95@103              289,568
                                                                             06/15/2015  S.F. 06/15/2006
     9. 250,000      SOUTH CAROLINA PUBLIC SERVICE AUTHORITY
                     (SANTEE COOPER) ELECTRIC SYSTEM
                     EXPANSION REVENUE BONDS, 1986
                     REFUNDING SERIES D                          AA-         6 3/8%      C.07/01/96@100              251,025
                                                                             07/01/2022  S.F. NONE
    10. 435,000      CITY OF AUSTIN, TEXAS COMBINED UTILITY
                     SYSTEMS REVENUE BONDS, SERIES 1986 C
                     (REFUNDED)                                  AAA         7.30%       C.11/15/01@100              498,997
                                                                             11/15/2001  S.F. NONE
                                                                                                                 (Continued)

                                               THE MUNICIPAL BOND TRUST, SERIES 205
                                         Schedule of Investments as of September 1, 1995
                                                                                Coupon       Redemption
           Aggregate                                                            Rate /       Features(3)
   Lot     Principal                                                           Maturity     C.--Callable           Market
   No.      Amount                  Description                   Rating(1)     Date(5)     S.F.--Sinking         Value(4)
                                                                                                Fund
    11. $65,000      CITY OF AUSTIN, TEXAS COMBINED UTILITY
                     SYSTEMS REVENUE BONDS, SERIES 1986 C
                     (REFUNDED)                                  AAA         7.30%       C.11/15/01@100              $74,563
                                                                             11/15/2001  S.F. NONE
    12. 500,000      INTERMOUNTAIN POWER AGENCY (A POLITICAL
                     SUBDIVISION OF THE STATE OF UTAH) SPECIAL
                     OBLIGATION REFUNDING BONDS, FIFTH
                     CROSSOVER SERIES                            Aa(2)       7.20%       C.07/01/97@102              527,945
                                                                             07/01/2019  S.F. 01/01/2016
        $4,710,000                                                                                                $4,983,412
       (1)  All  ratings  are  by  Standard & Poor's Corporation unless otherwise indicated. A brief description of applicable rating  symbols  is  given  under  "Bond  Ratings"  included  in Part B. For concentration of credit risk, see Securities in the Trust Portfolio in Part A.
       * Conditioned upon the receipt by Standard & Poors of an executed copy of the escrow agreement.
       (2)  Moody's  Investors  Service,  Inc.'s  rating.  A  brief  description  of  applicable rating symbols is given under
   "Bond Ratings" included in Part B.
       (3)  C.--Indicates  the  first  year in which an issue of bonds is redeemable in whole, or in part, by the operation of the  optional  call  provisions,  and  the  redemption price for that year; unless otherwise indicated, each issue continues to  be  redeemable  at  declining  prices  thereafter but not below par. S.F.--Indicates the first year in which an issue of bonds  is  subject  to  scheduled  sinking  fund  redemption  and  the  redemption  price  for  that  year; unless otherwise indicated, such issue of bonds is subject to scheduled sinking fund redemption at par.
       Bonds  listed  as  non-callable,  as  well  as  those  listed as callable, may also be redeemable at par, under certain circumstances, from special redemption payments.
       (4)  The  Market  Value  is  determined  by  the  Evaluator on the bid side of the market, on a basis identical to that set forth under "Public Offering Price of Units" included in Part B.
       (5)  The  Maturity  Date  noted  for  all  Refunded  Bonds  is  the  date  on  which  such  Bonds have been irrevocably called for redemption by the issuers thereof.

                              MUNICIPAL BOND TRUST
                                PROSPECTUS PART B
                PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
                          UNLESS ACCOMPANIED BY PART A.
                               NATURE OF THE TRUST
       Each   series   of   The   Municipal   Bond  Trust  is  a  separate  but
  similar unit investment trust, formed for the purpose of obtaining federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio comprised of "investment grade" (as of the Date of Deposit) interest-bearing Bonds. State Trusts were formed for the additional purpose of obtaining interest income exempt from state income taxes for purchasers who qualify as residents of the state for which each such Trust is named. The Sponsor and the Trustee do  not  have  control  over  the  course  of  payment  of  the  principal of and interest on the Securities, therefore they cannot guarantee that the objectives of the Trust will be achieved. The interest on the Bonds, in the opinion of counsel to the issuers of such Bonds, is, or upon their issuance and delivery will be, exempt from present Federal income taxes. Capital gains, if any, will be subject to taxation.
       The portfolio of the Trust consists of interest-bearing Securities, issued by or on behalf of states, counties and municipalities within the United States, and authorities, agencies and other such political subdivisions.
                              CREATION OF THE TRUST
       The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement* (the "Indenture"), dated as of the Date of Deposit, among PaineWebber Incorporated, as Sponsor, the Trustee identified in Part A of this prospectus and Kenny Information Systems, a Division of J.J. Kenny Co., Inc. as Evaluator.
       On the Date of Deposit, the Sponsor deposited with the Trustee the Securities or confirmations of contracts for the purchase of the Securities at prices determined by the Evaluator on the basis of current offering prices of the Securities. Confirmations of contracts for the purchase of the Bonds were delivered to the Trustee together with an irrevocable letter of credit drawn on a commercial bank in an amount sufficient for their purchase. Following the deposit, the Trustee delivered to the Sponsor registered Certificates for Units evidencing the entire ownership of the Trust. Each Unit represents a fractional undivided interest in the Trust in an amount equal to one divided by the total number of Units outstanding. On the Date of Deposit there was one Unit for each $1,000 face amount of Securities deposited in the Trust.
                              SUMMARY OF PORTFOLIO
       An   investment   in   Units  of  the  Trust  should  be  made  with  an
  understanding   of  the  risks  which  an  investment  in  fixed  rate  long-
  term  debt  obligations  may  entail,  including  the  risk that the value of the Trust portfolio and hence of the Units will decline with increases in interest rates. The recent period of high inflation, together with the fiscal measures adopted to attempt to deal with it, has seen wide fluctuations in interest rates and thus in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.
       As   set   forth   under   "Essential   Information"  and  "Schedule  of
  Investments"  in  Part  A,  the  Trust  may  contain  or  be  concentrated in one or more of the categories of Securities referred to below. The types of issuers and percentages of any concentrations for this Trust are set forth in Part A. These categories are described in Part
  B because an investment in Units of the Trust should be made with an understanding of the risks which these investments may entail. Part B also contains a description of the features of this Trust.
  General Obligation Bonds
       General obligation debt of an issuer that is a political subdivi-sion or instrumentality of a state is typically secured by the full faith and credit of the issuer, encompassing its ability to levy an unlimited ad valorem tax on real property or other revenue streams, such as sales or income taxes. The fiscal condition of an issuer may be affected by socioeconomic factors beyond the issuer's control (such as relocation by a major employer) or other unan-ticipated events, including: imposition of tax rate decreases or appropriations limitations by legislation or initiative; increased ex-penditures mandated by Federal or state law or by judicial decree; reduction of unrestricted federal or state aid and of revenue-sharing
  programs   due   to   subsequent   legislative   changes   in  appropriations
  or aid formulas; or disallowances by the Federal or state govern-ments for categorical grants. The fiscal condition of an issuer that is a political subdivision or instrumentality of a state (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal; changes in state law and statutory interpretations affecting traditional home rule powers (which vary from state to state); levels of unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature; increased expenditures
  mandated   by   state   law   or   judicial  decree;  and  disallowances  for
  expenses   incurred   under   Federal   or   state   categorical  grant  pro-
  grams.
       *Reference is hereby made to said Trust Indenture and Agree-ment and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
  The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, re-location, bankruptcy or corporate take-over. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations.
  Housing Facility Securities
       These Securities are typically secured by mortgage revenues derived by state housing finance agencies, municipal housing authorities or certain non-profit organizations from repayments on mortgage and home improvement loans made by such entities. Special considerations affecting housing securities include: the con-
  dition of the local housing market, competition from conventional mortgage lenders, fluctuations in interest rates, increasing construc-
  tion costs and the ability of the Issuers, lenders, servicers and borrowers to maintain program compliance under applicable statu-tory provisions. Securities issued on or before April 24, 1979 are subject to few restrictions on the use of proceeds. Federal tax legislation adopted during the 1980s imposed progressively more restrictive requirements for post-issuance compliance necessary to maintain the tax exemption on both single family and multi-family housing securities. IRS regulations provide, however, that retroactive taxation will not occur if the issuer corrects any noncompliance occurring after the issuance of a security within a reasonable period after such noncompliance is first discovered or should have been discovered by the issuer. To maintain the security's tax exemption, the issuer may be required pursuant to the legal documents govern-ing the Security to redeem all or a portion of such obligations at par from (i) unexpended proceeds of the issue within a stated period that typically does not exceed three years from the date of issuance of such security or (ii) optional prepayments by mort-gagors. If the issuers of such securities are unable to or choose not to reloan these monies, they will generally redeem such securities at par in an amount approximately equal to such unexpended proceeds or prepayments. The Sponsor is unable to predict whether such redemptions will occur, or what effect, if any, such redemp-tions would have on any such Securities in the Trust.
  Single Family Housing Securities.
       Securites issued after April 24, 1979 and prior to August 15, 1986 are subject to the requirements of Section 103A of the Internal Revenue Code of 1954, as amended (the "1954 Code"). Enacted in
  1980 and subsequently amended, Section 103A established strin-gent criteria for the origination or assumption of mortgage loans
  and   subjected   Issuers   to   annual   IRS   reporting  requirements.  The
  Technical   and   Miscellaneous   Revenue   Act   of  1988  may  inhibit  the
  ability of Issuers to make home mortgage loans after December 31, 1990 (and thereby increase the likelihood of redemptions from unexpended proceeds). Additional considerations include: the under-
  writing  and  management  ability  of  the  issuers,  lenders  and  servicers
  (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments); the financial condition and credit rating of the private mortgage insurer underwriting the insurance on the underlying mortgage or pool of mortgages; and special risks attendant to lending to mortgagors, most of whom are first time home buyers of low or moderate means.
       During   periods   of   declining  interest  rates,  there  may  be  in-
  creased redemptions of single family housing securites from unex-pended proceeds due to insufficient demand, because conventional mortgage loans may become available at interest rates equal to or less than the interest rates charged on the mortgage loans made available from bond proceeds. In addition, certain mortgage loans may be prepaid earlier than their maturity dates, because mortgage
  loans   made   with   bond   proceeds   usually   do   not  carry  prepayment
  penalties.
  Multi-Family Housing Securities.
       Enacted    in   1980,   Section   103(b)(4)(A)   of   the   1954   Code,
  among other things, required that at least 20% of the Units in each rental housing project financed pursuant to its provisions be oc-
  cupied, in effect, by persons with low and moderate incomes. The 1986 Code further restricted the amount of bond proceeds that can be spent on unqualified costs in a housing project, and extended existing and added certain post-issuance compliance requirements, such as the low or moderate income occupancy requirements, the determination of income limitations, continuous rental requirements, annual current income determinations and the arbitrage rebate requirement. The IRS has undertaken a review of a representative statistical sample of multi-family housing bonds issued in 1984, primarily to determine post-issuance compliance matters. If a bond
  issue   is   determined  by  the  IRS  to  not  be  in  compliance  with  the
  Code,   income   derived   from   such   securities   may  be  deemed  to  be
  taxable income. The Sponsor is unable to determine whether the IRS will expand its review, the outcome of any such review, or whether  such  review  will  have  an  impact  on  any  of  the Securities in the Trust. Authorizing state statutes may have imposed additional program requirements. Additional considerations include: increasing operating costs; the ability or failure to increase rental charges; and the financial condition of housing authority Issuers and their ability to meet certain requirements under the Section 8 program of the United States Housing Act of 1937, as amended.
       Multi-family housing securities may also be subject to full or partial redemption at par from the proceeds of the sale, assignment or disposition of a defaulted mortgage loan or acceleration of principal payments thereunder; a condemnation or insurance award; or a result of the reduction of a required reserve fund.
  Airport Facilities
       Bonds   in   the  airport  facilities  category  are  payable  from  and secured by revenues derived from the gross airport operating income. The major portion of gross airport operating income is generally derived from fees received from signatory airlines pursuant
  to   use   agreements   which   consist   of   annual  payments  for  airport
  use, occupancy of certain terminal space, facilities, service fees, concessions and leases. Airport operating income may be affected by local economic conditions, air traffic patterns, noise abatement restrictions or the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic due to deregulation, recent consolidations through mergers and acquisitions, fair com-petition, excess industry capacity, fluctuations in fuel and other costs, traffic constraints and other factors. In particular, facilities with use agreements involving airlines experiencing financial dif-ficulty may experience a reduction in revenue due to the possible inability of these airlines to meet their use agreement obligations.
  Additionally, the FAA has established a schedule for retrofitting certain existing aircraft to comply with operating noise standard.
  The   Sponsor   is   now   unable   to  predict  what  effect,  if  any,  air
  transport  industry  conditions  will  have  on  the  airport  Bonds  in  the
  Trust.
  Hospital Facility Securities
       Bonds in the hospital facilities category are payable from revenues derived from hospital and health care facilities which, generally, were constructed or are being constructed with bond proceeds. The continuing availability of sufficient revenues is depen-dent upon several factors affecting all such facilities generally, including, among other factors: utilization rates; the cost and avail-ability of malpractice insurance and the outcome of malpractice litigation; curtailment of operations due to shortages in qualified medical staff or labor disputes; changes in Federal, state and private reimbursement regulations and health care delivery programs. The extent of the AIDS epidemic is undetermined, and the Sponsor cannot predict its full impact on the health care system or particular issuers. Utilization rates for a particular facility may be determined by cost containment programs implemented by third party gov-
  ernmental providers or private insurers; long-term advances in health care delivery reducing demand for in-patient services; tech-nological developments which may be effectively rationed by the scarcity of equipment or specialists; governmental approval and the ability to finance equipment acquisitions; increased competition due to elimination of certain certificate of need requirements in some states; and physicians' and public perceptions as to standards of care. Requirements for Federal or state licenses, certifications and contract eligibility and for accreditation are subject to change, and may require participating facilities to effect costly modifications in operations. Prior to June 30, 1984, participating facilities in the Medicare program were reimbursed for their reasonable costs of furnishing services; thereafter, the Social Security Amendments Act of 1983 mandated implementation over a four year period of a prospective payment system, based upon diagnosis related groups ("DRGs"), for most in-patient services. DRG reimbursement rates, because they are set by the Federal government, may not fully cover the actual cost of furnishing services by any particular hospital, and Federal law prohibits health care providers from passing along the excess costs to Medicare beneficiaries. Medicare payments have been, and may continue to be, reduced under legislation adopting deficit reduction measures. Additionally, certain states have recently implemented prospective payment systems for their Medicaid programs, and have adopted other changes, includ-ing enrollment restrictions. The Sponsor cannot predict the effect, if any, of the DRG system or of further reductions in Medicare and Medicaid payments on the revenues of Issuers of hospital Securities
  in   the   Trust.   Many   hospitals,   including  certain  issuers  (or  the
  conduit obligors) of Securities in the Trust, have been experiencing significant financial difficulties in recent years. The number of hospital closings has increased during the late 1980s, particularly among smaller institutions located in rural or inner-city areas. Hospital revenues nationwide are primarily derived from private insurers, many of which have experienced significant operating losses in recent years. The Medicare program accounts for an increasing share of hospital revenues nationwide, and is financed by the Hospital Insurance Trust Fund through payroll taxes. Based
  upon   preliminary  projections  including  increased  payroll  taxes  effec-
  tive   in   1991   (but   not   accounting  for  any  recession)  the  Fund's
  trustees  have  forecast  that  expenditures  will  exceed  tax  revenues  by
  1999 and that the Fund will be insolvent in 2005. Generally, a number of additional legislative proposals concerning health care may be introduced in Congress at any time. Recently, these propos-
  als have covered a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on any of the Bonds in the Trust portfolio.
  Power and Electric Facility Securities
       These   Securities  are  typically  secured  by  revenues  derived  from power generationg facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are regulated by the Federal Energy Regulatory Commission ("FERC"); more extensive regulation (affecting retail rate structures) is pro-vided by state public service commissions. Special condiseratons include: restrictions on operations and increased costs and delays attributable to environmental statues and regulations; the difficulties of the utilities in financing or refinancing large construction pro-
  grams   and   of   the   capital   markets  in  absorbing  utility  debt  and
  equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Recent scientific breakthroughs in fusion energy and super-conductive materials may cause current technologies for the genera-tion and transmission of electricity to become obsolete during the life of the Securities in the Portfolio. Issuers relying upon hydroelec-tric generation may encounter contests when applying for periodic renewal of licenses from FERC to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain.
  Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act. In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements. Such agreements have been held unenforceable by state courts in Idaho, Vermont and Washington, which may cause an examination of the legal structure of certain projects in other states and could possibly lead to litigation challenging the enfor-ceability of such agreements.
       Some of the issuers of Securities in the Trust may own, operate or participate on a contractual basis with nuclear generating facilities, which are licensed and regulated by the Nuclear Regula-tory Commission (the "NRC"). Issuers of such securities may incur substantial expenditures as a result of complying with NRC requir-ments. Additional considerations include: the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radiocactive materials and wastes in
  compliance   with   Federal  and  local  law;  the  implementation  of  emer-
  gency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These Securities may be subject to industry-wide fluctuations in market
  value   as   a   consequence   of   market   perception   of  certain  highly
  publicized events, as in the Washington Public Power Supply Sys-tem's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hamp-shire. Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the  licensing,  construction  or  operation  of  nuclear  power  plants,  or
  the   suspension   or  cessation  of  operations  of  facilities  which  have been  or  are  being  financed  by  proceeds  of  certain  Securities  in the
  Trust.
  Industrial Development/Pollution Control Securities
       These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control.
  Public Facilities Securities
       These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by legislative body. In the latter case, the collection of revenues may be dependent upon the reliability of feasibility fore-casts and assumptions concerning utilization rates.
  Resource Recovery/Solid Waste Securities
       These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special consid-erations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards; unanticipated problems asso-ciated with the use of developing technologies; and the continuation of FERC policies facilitating congeneration and its certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards.
  Water and Sewer Facility Securities
       Bonds described as "water and sewer" facilities Bonds are typically secured by a pledge of the net revenues derived from connection fees and user charges imposed by the enterprise. Such Bonds are subject to the risks typically associated with construction projects. Among the factors which may affect net revenues are the destruction of facilities due to natural or other disasters; relocation out of the service area by a major customer or customers due to economic factors beyond the issuer's control; or costs incurred due to prior periods of deferred maintenance or compliance with Federal or state environmental standards. Water system revenues may be additionally affected by the terms of supply allocations and service
  agreements   with   major   wholesale   customers   and   the  imposition  of
  mandatory conservation measures in response to drought. Sewer system revenues may be additionally affected by costs to comply with effluent and other standards pursuant to the Federal and state laws.
  Refunded Bonds
       Refunded   bonds   (including   bonds   escrowed   to  a  call  date  or
  maturity date) are bonds that originally had been issued generally as revenue bonds but have been refunded for reasons which may include changing the issuer's debt service requirements and remov-
  ing restrictive bond covenants. Typically, a refunded bond is no longer secured by a pledge of revenues received by an issuer but rather by an escrow fund consisting of U.S. Government Ob-ligations. In such cases the issuer establishes an escrow fund which is irrevocable and which cannot be depleted by the issuer so long as debt service on the refunded bonds is required to be paid. Each escrow fund is funded with U.S. Government Obligations
  which   are   designed   to   make   payments   on  the  refunded  bonds  and
  which   cannot   be   affected   by  a  default  of  the  issuer.  An  escrow
  agent pays principal, redemption premium, if any, and interest on the refunded bond from the principal of and interest on the U.S. Government Obligations in the escrow fund. The Trust, as holder of the refunded bonds, is entitled to receive such payment of principal, redemption premium, if any, and interest on the refunded bonds as it is paid by the escrow agents out of the respective refunded bond escrow funds.
  Student Loan Securities
       Student loan revenue securities are issued either by non profit corporations organized for the purpose of acquiring student loans originated under the Higher Education Act or public agencies or instrumentalities of a state created to provide loans for educational purposes. Proceeds of securities issued by such entities generally are used to make or acquire student loans which are guaranteed by guaranty agencies; the obligation of such guaranty agency is re-insured by the U.S. Secretary of Education (the "Secretary"); such reinsurance obligation may range from 80% to 100% based on the
  default   levels   for   loans   serviced  by  such  a  guaranty  agency.  In
  addition,   some   loans   may   be   insured   directly  by  the  Secretary.
  Bonds   issued   by  such  entities  are  generally  secured  by  and  depen-
  dent   upon   such   state   guarantee   programs,   Federal   insurance  and
  reimbursement programs, the proceeds from payment of principal and interest on the underlying student loans and federal interest subsidy and/or special allowance payments. Failure by the servicers of student loans on the guaranty agencies guaranteeing such loans to properly service and enforce the loans may cause the reimburse-ments to decline or be withheld by the Secretary.
       Both the Higher Education Act and the regulations promulgated thereunder have been the subject of extensive amendments in recent years, and the Sponsor can give no assurance that further amendment will not materially change the provisions or the effect thereof. There can be no assurance that the other provisions of the Higher Education Act affecting the Federal Guaranteed Student Loan Program will be continued in their present form.
       The   availability  of  various  Federal  payments  in  connection  with the Federal Guaranteed Student Loan Program is subject to federal budgetary appropriation. In recent years, legislation has been en-acted which has provided, subject to certain Federal budget expen-ditures (including expenditures in connection with the Federal Guar-anteed Student Loan Program), for the recovery of certain advances
  previously    made    by   the   Federal   government   to   state   guaranty
  agencies  in  order  to  achieve  deficit  reduction.  No  representation  is made as to the effect, if any, or future Congressional appropriation or legislation upon expenditures by the Department of Education or upon the financial condition of any guaranty agency.
  Lease Payment Bonds
       Certain    Bonds    may   be   principally   secured   by   governmental
  lease   payments   which   in  turn  are  subject  to  the  budget  appropri-
  ations of the participating governmental entity. A governmental entity that enters into a lease agreement cannot obligate future govern-ments to make lease payments but generally will covenant to take such action as is necessary to include all lease payments due under an agreement in its annual budgets and to make the appro-priations therefor. The failure of a governmental entity to meet its obligations under a lease could result in an insufficient amount of funds to cover payment of the Bonds secured by such lease payments.
  Tax Allocation Bonds
       Bonds described as "tax allocation" securities are payable from and secured by incremental (increased) tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Payments on these bonds are expected to be made from projected increases in tax revenues derived from higher assessed value of property resulting from development in the particular project area and not from an increase in the tax rates. Among the factors which could result in a reduction of the allocated tax revenues which secure a tax allocation Bond are: (i) reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; (ii) successful appeals by property owners of assessed valuations; (iii) substantial delinquencies in the payment of property taxes; or (iv) imposition of any constitutional or legislative property tax rate decrease. Such reduction of tax revenues could have an adverse effect on an issuer's ability to make timely payments of principal and of interest on the Bonds.
  Crossover Refunding Bonds
       Certain Bonds in the Trust may be cross-over refunding Bonds. Prior to a specified date, (the "Crossover Date"), such bonds are payable solely from an escrow fund invested in specified securities. After the Crossover Date the Bonds are payable from a designated source of revenues. Such bonds are categorized in Part A as payable from such source of revenues.
  Bonds Backed by Letters of Credit
       The  Trust  may  contain  securities  that  are  secured  by  letters of
  credit   issued   by   commercial   or  savings  banks  which  may  be  drawn
  upon (i) if an issuer fails to make payments of principal of, premium, if any, or interest on a Bond backed by such a letter of credit or (ii) in the event interest on a Bond is deemed to be taxable and full payment of principal and any premium due is not made by the issuer. The letters of credit are irrevocable obligations of the issuing banks. Banks are subject to extensive governmental regulations. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an im-
  portant part in the operations of the banking industry and exposure to credit losses arising from possible financial difficulties of bor-
  rowers or other issuers having letters of credit might affect a bank's ability to meet its obligations under a letter of credit.
                                      ****
       An amendment to the Federal Bankruptcy Act relating to the adjustment of indebtedness owed by any political subdivision or public agency or instrumentality of any state, including municipal-
  ities, became effective in 1979. Among other things, this amend-ment facilitates the use of proceedings under the Federal Bank-ruptcy Act by any such entity to restructure or otherwise alter the terms of its obligations, including those of the type comprising the Trust's portfolio. The Sponsor is unable to predict at this time what effect, if any, this legislation will have on the Trust.
       Each of the Bonds in the Trust was, as of the Date of Deposit, rated "A" or higher by either Standard & Poor's Corporation or
  Moody's Investors Service, Inc. (see "Schedule of Investments") or were Bonds which the Sponsor reasonably believed would have obtained such minimum rating soon thereafter. Ratings indicated on the Schedule of Investments are Standard & Poor's Corporation ratings unless no rating was given to a Bond by such rating service or the rating category assigned by Moody's Investors Service, Inc. was higher, in which case the Moody's Investors Service, Inc. rating
  was   indicated.   Certain  Bonds  may,  in  addition  to  their  rating,  be designated either "p" by Standard & Poor's Corporation or "Con" by Moody's Investors Service, Inc. Such designations do not affect the rating assigned by the respective rating services to such Bonds but provide certain additional information (see "Bond Ratings" in Part B and "Schedule of Investments" in Part A).
                     ACQUISITION OF SECURITIES FOR THE TRUST
       In selecting Bonds for deposit in the Trust many factors were considered, and based upon the experience and judgment of the Sponsor, the following requirements, among others, were deemed to be of primary importance:
       1.   Minimum   Standard   &  Poor's  Corporation's  rating  of  "A-"  or
  minimum Moody's Investors Service, Inc.'s rating of "A" ("invest-ment grade" municipal bonds) or Bonds which the Sponsor reason-ably believes will obtain such minimum ratings in the near future;
       2. Reasonable value relative to other issues of similar quality and maturity;
       3. Diversification as to the purpose of each issue and the location of each issuer; and
       4. Income to the Unitholders of the Trust.
       Cash,  if  any,  received  from  Unitholders  prior  to  the  settlement
  date   for  the  purchase  of  Units  or  prior  to  the  payment  for  Bonds
  upon   their   delivery  may  be  used  in  the  Sponsor's  business  subject
  to   the   limitations   of   17   C.F.R.   Section  240.  15c3-3  under  the
  Securities   and  Exchange  Act  of  1934  and  may  be  of  benefit  to  the
  Sponsor.
       The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.
       To   the  best  knowledge  of  the  Sponsor,  there  was  no  litigation pending as of the Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Date of Deposit, litigation may have  been  initiated  on  a  variety  of  grounds  with  respect  to Securi-
  ties in the Trust. Such litigation may affect the validity of such Securities or the tax-exempt status of the interest thereon. While the outcome of litigation of such nature cannot be predicted, opinions of the bond counsel are delivered with respect to each Security on
  the   date   of   issuance   to  the  effect  that  such  Security  has  been
  validly  issued  and  that  the  interest  thereon  is  exempt  from  Federal income tax. If legal proceedings are instituted after the Date of Deposit seeking, among other things, to restrain or enjoin the
  payment   of   any   of   the  Bonds  or  attacking  their  validity  or  the
  authorization or existence of the issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to sell such Bonds and distribute the proceeds of such sale to Unitholders. In addition,
  other   factors   may   arise   from  time  to  time  which  potentially  may
  impair the ability of issuers to meet obligations undertaken with respect to Bonds.
                         PUBLIC OFFERING PRICE OF UNITS
       The Public Offering Price per Unit during the secondary market will be computed by dividing the aggregate of the bid prices of the Bonds in the Trust plus any money in the Principal Account other than money required to redeem the tendered Units, by the number
  of   Units  outstanding,  and  then  adding  the  appropriate  sales  charge.
  If the primary offering period, the Public Offering Price was deter-mined on the basis of the offering prices of bonds plus a sales charge ranging from 3.5% to 5.5% of the Public Offering Price.
       The sales charge is determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each Bond. There is no sales charge with respect to cash held in the Interest or Principal Accounts. For purposes of this calculation, Bonds will be deemed to mature on their stated maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date ("Refunded Bonds"), in which case such call date shall be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory put", in which case such mandatory put date shall be deemed to be the date upon which they mature.
       The effect of this method of sales charge calculation will be that different sales charge rates will be applied to the various Bonds in a Trust portfolio based upon the maturities of such Bonds, in accordance with the following schedule:
                                       Maximum
                                       Percent of
           Remaining                   Public         Percent of
           Years to                    Offering       Net Amount
           Maturity                    Price          Invested
           Less than 1                 0%             0%
           1 but less than 6           3.50           3.63
           6 but less than 11          4.00           4.17
           More than 11                5.50           5.82
       For example, the sales charge on a Trust consisting entirely of Bonds maturing in 13 to 16 years would be 5.50% (5.82% of the net amount invested) and that on a Trust consisting entirely of Bonds maturing in three to five years would be 3.50% (3.63% of
  the   net   amount  invested).  The  actual  sales  charge  included  in  the
  Public Offering Price of any particular Trust will depend on the maturities of the Bonds in the portfolio of such Trust.
       Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor, the Sponsor intends to permit employ-ees of the Sponsor and certain of their relatives to purchase Units of the Trust at a price equal to the bid-side evaluation of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit.
       A proportionate share of accrued interest and undistributed interest on the Units to the Unitholder's settlement date (the Unitholder's settlement date is the date so specified in the con-firmation of sale of the Units to a Unitholder, normally five business days after purchase) is added to the Public Offering Price. Such proportionate share will be an asset of the Unitholder and will be received in subsequent distributions and upon the sale of his Units.
       Aggregate bid prices of the Securities will be determined for the Trust by the Evaluator on the basis of: (1) the current bid prices for the Securities; (2) the current bid prices for comparable bonds, if bid prices are not available for any of the Securities; (3) determining the value of the Securities on the bid side of the market by appraisal; or (4) any combination of the above. Such evaluations and computations will be made each business day as of the Evaluation Time, effective for all sales or redemptions made subse-quent to the last preceding determination.
       In addition to the sales charges, on the Date of Deposit, the Sponsor realized a profit or loss resulting from the difference between the purchase price paid by the Sponsor to buy the Securities and the cost of the Securities to the Trust as determined by the Evaluator. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in the Trust. All proceeds received from purchasers of Units of the Trust will be retained by the Sponsor.
                            PUBLIC OFFERING OF UNITS
       The Sponsor intends to qualify Units for sale in all of the states of the United States, except that for state trusts, the Sponsor intends to qualify Units for sale only to residents of that state. Sales may be made to dealers who are members of the National Associ-
  ation  of  Securities  Dealers,  Inc.  at  prices  which  include  a  conces-
  sion   of  75%  of  the  applicable  sales  charge  subject  to  change  from time to time. The difference between the dealer concession and the sales charge will be retained by the Sponsor. The Sponsor reserves the  right  to  reject,  in  whole  or in part, any order for the purchase of
  Units.
       Initial Offering of Units. During the initial public offering period, Units were offered to the public by the Sponsor at the Public
  Offering   Price  calculated  on  each  business  day,  plus  accrued  inter-
  est.
       Secondary Offering of Units. Upon the termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by the Sponsor by this Prospectus at the then current Public Offering Price, calculated daily, plus accrued interest.
                           SECONDARY MARKET FOR UNITS
       While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary market for Units of this Series and to continuously offer to repurchase Units from Unitholders at the "Sponsor's Repurchase Price". The Sponsor's
  Repurchase Price is computed by dividing the value of the Trust by the number of Units outstanding (see "Evaluation of the Trust"). There is no sales charge incurred when a Unitholder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the
  Sponsor's   Repurchase   Price   may  be  reoffered  to  the  public  by  the
  Sponsor   at   the   then   current   Public  Offering  Price,  plus  accrued
  interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.
       If the supply of Units exceeds demand, or for some other business reason, the Sponsor may at any time or occasionally from time to time discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unitholders, offer  to  repurchase  Units  at  the  "Redemption  Value".  If  the  Sponsor
  repurchases    Units   in   the   secondary   market   at   the   "Redemption
  Value",   it  may  reoffer  these  Units  in  the  secondary  market  at  the
  "Public Offering Price". In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Value for those Units. See "Redemption of Units by Trustee" and "Comparison of Public Offering Price and Redemption Value".
                ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM
                                     RETURN-
       The Sponsor may from time to time give investors Estimated Current Return and Estimated Long Term Return information, each of which give investors different information about the return. Estimated Current Return on a Unit represents annual cash receipts from coupon-bearing debt obligations in the Trust (after estimated annual expenses) divided by the Public Offering Price (including the sales charge).
       Unlike Estimated Current Return, Estimated Long Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. Estimated Long Term Return is cal-culated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premi-ums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and maximum sales charge associated with each Unit. The Estimated Long Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.
       Both Estimated Current Return and Estimated Long Term Re-turn are subject to fluctuation with changes in Trust composition, changes in market value of the underlying Securities and changes in fees and expenses, including sales charges. The size of any dif-ference between Estimated Current Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield
  figures   used   to   measure   other  investments,  and,  since  the  return
  figures are based on certain assumptions and variables, the actual returns received by a Unitholder may be higher or lower.
                  ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT
       The  estimated  Net  Annual  Interest  Income  per  Unit  of  the  Trust
  is   computed   by  dividing  the  total  gross  annual  interest  income  to
  the   Trust   by  the  number  of  Units  outstanding  and  then  subtracting the  per  Unit  estimated  annual  fees  and  expenses  of  the  Trustee, the
  Sponsor   and   the  Evaluator  (see  "Essential  Information"  in  Part  A).
  The estimated Net Annual Interest Income per Unit will be higher for Unitholders who do not elect the monthly plan (where alternate plans of distribution are available). This is the result of the differing expenses and fees of the Trustee in administering the distributions of interest. See "Essential Information" in Part A and "Distributions to Unitholders".
       The   estimated   Net  Annual  Interest  Income  per  Unit  will  change
  whenever   Securities  mature,  are  called  for  redemption,  or  are  sold.
  In addition, any change in the Trustee's, the Sponsor's (where applicable) or Evaluator's fees or expenses will result in a change in the estimated Net Annual Interest Income per Unit (see "Expenses of the Trust").
                          DISTRIBUTIONS TO UNITHOLDERS
       The   Trustee  will  collect  the  interest  on  the  Securities  as  it
  becomes   payable   and   credit   such   interest  to  a  separate  Interest
  Account created by the Indenture. All moneys received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unitholders as part of the Trust or the Reserve Account referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the Trust ledger of the Trustee so long as such practice preserves a valid preference under applicable law, or, if such preference is not preserved the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking proce-dures.
       The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest Accounts such amounts as it deems necessary to establish a reserve for any taxes or other governmen-tal charges that may be payable out of the Trust, which amounts
  will   be   deposited   in   a  separate  Reserve  Account.  If  the  Trustee
  determines   that   the  amount  in  the  Reserve  Account  is  greater  than
  the amount necessary for payment of any taxes or other gov-ernmental charges, it will promptly deposit the excess in the Account from which it was withdrawn.
       The  settlement  date  for  the  purchase  of  Units  must  occur  on or prior to the Record Date in order for a purchaser to receive a distribution on the next Distribution Date. If the settlement date for the purchase of Units occurs after the Record Date, distribution will not occur until the second following Distribution Date.
  Interest Account
       After   deduction   of  the  fees  and  expenses  of  the  Trustee,  the
  Sponsor (where applicable and as indicated under "Essential In-formation") and the Evaluator, the Trustee will distribute on each
  Distribution  Date  or  shortly  thereafter,  to  Unitholders  of  record  on the preceding Record Date, an amount approximately equal to either one-twelfth, one-quarter or one-half of such Unitholder's pro rata share (depending on the distribution plans available and selected) of the estimated annual amount to be deposited in the Interest Ac-
  count,   computed   as   of   the   preceding   Record   Date.  However,  all
  Unitholders of record on the initial Record Date will receive the initial interest distribution on the initial Interest Distribution Date. The Trustee's fees and expenses will be higher for monthly interest distributions than for quarterly or semi-annual interest distributions, where available. Therefore, the amount distributed per Unit to Unitholders electing the monthly plan will be correspondingly lower than under the quarterly or semi-annual plan. All interest distribu-tions following the initial interest distribution will be in approximately the amounts shown under "Essential Information", depending on the plan of distribution selected. See "Essential Information--Plan of Distribution" in Part A for details on electing available distribution plans.
       Because the Securities in the Trust pay interest at varying semi-annual intervals and Units pay interest at constant monthly, quarterly or semi-annual intervals, the interest accrued on Units of the Trust will be greater than the amount available for distribution from the Interest Account. The Trustee will distribute on each
  Distribution   Date   an   amount  which  will  be  less  than  the  interest
  accrued to each Unitholder on the preceding Record Date. Pursuant to the Indenture, in order to accommodate regular interest distribu-
  tions,   the  Trust  will  contain  undistributed  cash  balances.  The  dif-
  ference between the amount accrued to each Unitholder on a Record Date and the amount distributed on the following Distribu-
  tion Date is an asset of the Unitholder and will be included as part of accrued interest which will be received in subsequent interest distributions, upon the sale of his Units or, in part, upon the sale, redemption, or maturity of Securities in the Trust.
       The   Trustee   is   authorized   by   the  Indenture  to  advance  such
  amounts as may be necessary to provide interest distributions of approximately equal amounts in accordance with the distribution plan selected. The Trustee will be reimbursed, without interest, for any such advances in the manner provided in the Indenture.
  Principal Account
       The Trustee will distribute an amount equal to such Unithol-der's pro rata share of the cash balance, if any, in the Principal
  Account on the principal Distribution Date specified under "Distribu-tion" under "Essential Information". The pro rata share is computed as of the preceding Record Date. Except for moneys used to redeem tendered Units, proceeds received upon the disposition of any Securities subsequent to a Record Date and prior to the following principal Distribution Date will be held in the Principal Account and will not be distributed until the next succeeding principal Distribution Date. However, in the event of an early redemption of bonds, sale of bonds upon the occurrence of events set forth under "Supervision of Trust Investments", or maturity of bonds, there may occur a special principal distribution. Any special principal distribution will be made within 60 days of such event to Unitholders of record on the Record Date selected therefor by the Trustee as provided in the Indenture. No distribution need be made from the Principal Account if the cash balance therein is less than one-tenth of one per cent of the total principal amount of the Securities on the Date of Deposit.
       Certain of the Bonds in the Trust are subject to sinking fund or special redemption by their issuers, as set forth under "Redemption
  Features" on the "Schedule of Investments in Part A". The redemp-tion price of Bonds in the Trust called by an issuer pursuant to sinking fund or special redemption is normally equal to the principal amount of such Bonds, while the redemption price for Bonds called at the option of the issuer may include a redemption premium. In most cases Bonds are selected from among Bonds of like series and maturity either by lot or by such method as the bond trustee may adopt. A capital gain or loss may occur depending upon the price at which a Bond which is called was acquired by the Trust and the amount received by the Trust upon redemption (see "Tax Status of the Trust"). In general, optional redemption provisions are more likely to be exercised by an issuer when the offering side valuation is greater than par than when the offering side valuation is less than par. If future interest rates decline, an issuer of Bonds might find it advantageous to exercise its option to call Bonds prior to maturity even though, in most cases, the issuer must pay a premium.
  Reinvestment Program
       Distributions are made to Unitholders monthly. The Unitholder has the option of receiving the monthly interest interest and/or principal distribution or reinvesting at net asset value in the PaineWebber Tax-Exempt Income Fund (the "Fund"), an open-end investment company registered under the Investment Company Act. The Fund's investment objective is to provide high current income exempt from Federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards. Except under unusual market conditions, the Fund will invest at least 80% of its assets in municipal obligations with varying maturities, the interest from which, in the opinion of bond counsel to their respective issuers, is exempt from both Federal income tax and the Federal alternative minimum tax. There can be no assurance that the Fund will achieve its objective. For more information about the Fund, including a prospectus, Unitholders should contact their PaineWeb-ber Investment Executive or call the Fund's shareholder service number at 1-800-544-9300.
       To   participate   in   the   Reinvestment   Program,  Unitholders  must
  hold Units in their own name, must fill out an application establish-ing an account and notify the Trustee of the account number at least 10 days before the Record Date. Elections may be revoked upon similar notice.
                                 EXCHANGE OPTION
       Unitholders  may  elect  to  exchange  any  or  all  of  their  Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund First Series; PaineWebber Municipal Bond Fund Second Series; PaineWebber Municipal Bond Fund Third Se-ries (the "PaineWebber Series"); The Municipal Bond Fund, Series One through Series Forty-Three; The Municipal Bond Trust, Series Forty-Four and subsequent series (the "National Series"); The Mu-nicipal Bond Trust, Multi-State Program Series One and subsequent series (the "Multi-State Series); The Municipal Bond Trust, Califor-
  nia Series A and subsequent series (the "California Series"); The Municipal Bond Trust, Insured Series One and subsequent series
  (the "Insured Series"); The Corporate Bond Trust, Series One and subsequent series (the "Corporate Series"); The PaineWebber Path-finders Trust, Treasury and Growth Stock, Series 1 and subsequent series (the "Pathfinders Trust"), the PaineWebber Federal Govern-ment Trust, GNMA Series 1 and subsequent Series 1 (the "Federal Government Trust") or the PaineWebber Equity Trust, Growth Stock
  Series 1 and subsequent series (the "Equity Trust") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced
  sales   charge   of   $15  per  unit.  The  purpose  of  such  reduced  sales
  charge   is  to  permit  the  Sponsor  to  pass  on  to  the  Unitholder  who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to executing this option. Exchange Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax deferred investment plans such as Individual Retirement Accounts. A
  Unitholder who purchased Units of a series and paid a per unit sales charge that was less than the per Unit sales charge of the series of Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such
  Unitholder   who   has   not   held   the  Units  to  be  exchanged  for  the
  five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
       The Sponsor will permit exchanges at the reduced sales charge provided there is a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obliga-tion on its part to maintain such a market. Therefore, there is no assurance that a market for units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole units only. Any excess proceeds from Unitholders' units being surren-dered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange.
       An exchange of units pursuant to the Exchange Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary nature depending upon among other things the length
  of   time   such   Unitholder   has   held  the  Units.  However,  under  the
  position taken by the Internal Revenue Service in Revenue Ruling 81-204 (relating to the exchange of pools of residential mortgage loans by several savings and loan associations), an exchange of units for units of any other similar series of the PaineWebber Municipal Bond Trust, may not constitute a taxable event if the units exchanged do not differ materially either in kind or in extent from each other or if the exchange has no significant economic or business purpose or utility apart from the anticipated tax con-sequences. Unitholders are advised to consult their own tax advi-sors as to the tax consequences of exchanging units in their particular case.
       The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series  or  group  of  series  for  which  he  desires  his  investment to be exchanged. The Unitholder will be provided with a current prospec-tus or prospectuses relating to each series in which he indicates interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge. Units sold under the Exchange Option will be sold at the bid prices per unit of the underlying securities in the particular portfolio involved plus a fixed charge of $15 per unit. Exchange transactions will be effected only in whole units; thus, any proceeds not  used  to  acquire  whole  units  will  be  paid  to the selling Unithol-
  der.
       For example, assume that a Unitholder, who has three units of a trust with a current price of $1,030 per unit based on the bid
  prices   of  the  underlying  securities,  desires  to  sell  his  units  and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate rounding up to the next highest number of units, the proceeds from the Unitholder's units will aggregate $3,090. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire three units in the Exchange Trust for a total cost of $2,715 ($2,670 for the units and $45 for the sales charge). The remaining $375 would be returned to the Unitholder in cash.
                                CONVERSION OPTION
       Owners   of   units  of  any  registered  unit  investment  trust  spon-
  sored  by  others  which  was  initially  offered  at  a  maximum  applicable
  sales   charge  of  at  least  3.0%  (  a  Conversion  Trust)  may  elect  to
  apply   the   cash  proceeds  of  the  sale  or  redemption  of  those  units
  directly   to   acquire   available   units   of  any  Exchange  Trust  at  a
  reduced  sales  charge  of  $15  per  Unit,  per  100  Units  in  the case of
  Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required
  for   Conversion   Trust   units).   To   exercise  this  option,  the  owner
  should  notify  his  retail  broker.  He  will  be  given  a  prospectus  for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conver-sion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in  excess  of  $5  more  per  Unit,  per  100  Units  or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.
                              EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, the Evaluator's fees during the initial offering period, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The Sponsor's fee, deducted only in trusts where the Date of Deposit is on or after November 30, 1982, which is earned for portfolio supervisory services, is based upon the aggregate face amount of Bonds in the Trust at the beginning of each annual
  period.   The   Sponsor's  fee,  which  is  not  to  exceed  the  amount  set forth  under  "Essential  Information"  in  Part  A,  may  exceed  the actual costs of providing portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor receives for portfolio supervisory services rendered to all series of the Municipal Bond Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
       For services performed under the Indenture, the Trustee will be paid by the Trust at the rate per $1,000 of principal amount of Securities in the Trust set forth under "Essential Information" in Part A. Such compensation will be computed monthly, quarterly or semi-annually (depending on available plans of distribution) on the basis of the greatest principal amount of the Securities in the Trust at any time during the preceding monthly or semi-annual period. In no event will the Trustee be paid less than $2,000 in any one year. The Evaluator's fee for each daily evaluation is set forth under
  "Essential Information" in Part A. The fees of the Evaluator will be payable by the Trust. See "Essential Information" in Part A for the estimated annual fees and expenses per Unit under the various optional interest distribution plans.
       The Sponsor's fee is payable annually, Trustee's fees are payable monthly, quarterly and semi-annually (depending on avail-able plans of distribution) and the Evaluator's fees are payable
  monthly   on   or   before   each   Distribution   Date   from  the  Interest
  Account,  to  the  extent  funds  are  available,  then  from  the  Principal
  Account.  Any  of  such  fees  may  be  increased  without  approval  of  the
  Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor.
       In addition to the above, the following charges are or may be incurred by the Trust and paid from the Interest Account, or, to the
  extent   funds  are  not  available  in  such  Account,  from  the  Principal
  Account:   (1)   fees   for  the  Trustee  for  extraordinary  services;  (2)
  expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without negligence, bad faith or wilful misconduct on its part; and (6) expenses incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
       The   accounts   of   certain  Trusts  may  be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, Sponsor will bear any audit expense which exceeds 50 cents per Unit. Unithol-
  ders covered by the audit (if any) during the year may receive a copy of the audited financials upon request.
                           DESCRIPTION OF CERTIFICATES
       Ownership   of   Units   is   evidenced   by   registered  Certificates,
  executed by the Trustee and the Sponsor, issued in denominations of one Unit or any integral multiple thereof. A Unitholder may transfer its Certificate by presenting it to the Trustee at its corporate trust office. Such Certificate must be properly endorsed or accom-panied by a written instrument or instruments of transfer executed by  the  Unitholder  or  its  duly  authorized  attorney.  A  Unitholder  may be required to pay $2.00 per Certificate transferred to cover the Trustee's costs in implementing such transfer and to pay any tax or other governmental charge that may be imposed in connection with any such transfer. The Trustee is required to execute and deliver a new Certificate in exchange and substitution for any Certificate mutilated, destroyed, stolen or lost, if and when the Unitholder furnishes the Trustee with proper identification and satisfactory indemnity, and pays such expenses as the Trustee may reasonably incur. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.
                            STATEMENTS TO UNITHOLDERS
       With each distribution from the Interest and Principal Accounts, the Trustee will furnish each Unitholder with a statement setting forth the amount being distributed from each Account expressed as a dollar amount per Unit.
       Promptly  after  the  end  of  each  calendar  year,  the  Trustee  will furnish to each person who at any time during the calendar year was a registered Unitholder a statement setting forth:
       1. As to the Interest Account:
       (a) the amount of interest received on the Securities and the percentage of such amount by states and territories in which the issuers of the Bonds are located;
       (b) the amount paid from the Interest Account representing accrued interest for any Certificates redeemed;
       (c) the deductions from the Interest Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for
    other various fees, charges or expenses relating to the Trust;
       (d) the deductions from the Interest Account for payment into the Reserve Account; and
       (e) the net amount remaining after such payments and deduc-tions expressed as a total dollar amount outstanding on the last business day of such calendar year.
       2. As to the Principal Account:
       (a)  the  dates  of  the  redemption,  sale  or  maturity  of any of the
  Securities   and   the  net  proceeds  received  therefrom,
  excluding any portion credited to the Interest Account;
       (b) the amount paid from the Principal Account representing the principal of any Certificates redeemed;
       (c) the deductions from the Principal Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for
    other various fees, charges or expenses relating to the Trust;
       (d) the deductions from the Principal Account for payment into the Reserve Account; and
       (e) the net amount remaining after such payments and deduc-tions expressed as a total dollar amount outstanding on the last business day of such calendar year.
       3. The following information:
       (a) a list of the Securities as of the last business day of such calendar year;
       (b) the number of Units outstanding on the last business day of such calendar year;
       (c) the Unit Value based on the last evaluation of the Trust made on the last business day during such calendar year;
  and
       (d)   the   amounts  actually  distributed  during  such  calendar  year from  the  Interest  and  Principal  Accounts,  separately  stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.
                         REDEMPTION OF UNITS BY TRUSTEE
       A  Unitholder  who  wishes  to  dispose  of  its  Units  should  inquire through its broker as to the current market price for such Units prior to making a tender for redemption to the Trustee in order to determine if there is a market for Units in excess of the then current Redemption Value or Sponsor's Repurchase Price. After the initial offering period the Redemption Value will be the same as the Sponsor's Repurchase Price.
       During   the   period   in  which  the  Sponsor  maintains  a  secondary
  market   for   Units   at   the   Sponsor's  Repurchase  Price,  the  Sponsor
  has   agreed   to   repurchase   any   Unit   presented  for  tender  to  the
  Trustee for redemption no later than the close of business on the second business day following such presentation.
       The Trustee is irrevocably authorized in its discretion, in lieu of redeeming Units presented for tender at the redemption value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.
       One   or   more   Units   represented   by  a  Certificate  may  be  re-
  deemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee, and executed by the Unitholder or its authorized
  attorney.   A   Unitholder  may  tender  its  Units  for  redemption  at  any time after the settlement date for purchase, whether or not it has received a definitive Certificate. The Redemption Value per Unit is calculated by dividing the current bid prices for the Securities in the Trust (see "Evaluation of the Trust") plus any money in the Principal Account other than money required to redeem tendered Units, by the number of Units outstanding, plus a proportionate share of accrued interest and undistributed interest income on the Securities determined to the day of tender. There is no sales charge incurred when a Unitholder tenders his Units to the Trustee for redemption. Subject to the payment of any applicable tax or gov-ernmental charges, the Redemption Value of Units redeemed by the
  Trustee  will  be  paid  on  the  seventh  calendar  day  following  the  day
  of   tender.   If   such   day   of  payment  is  not  a  business  day,  the
  Redemption   Value   will   be   paid   on   the  first  business  day  prior
  thereto.
       The  Trustee  may,  in  its  discretion,  and  will  when so directed by
  the   Sponsor,  suspend  the  right  of  redemption,  or  postpone  the  date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the
  New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement.
       Any amounts paid on redemption representing interest will be withdrawn from the Interest Account to the extent that funds are available for such purpose. All other amounts paid on redemption will be withdrawn from the Principal Account. The Trustee is
  empowered   to   sell  Securities  out  of  the  Trust  as  selected  by  the
  Sponsor in order to make funds available for the redemption of Certificates, and, to the extent Securities are sold for such purpose, the size and diversity of the Trust will be reduced. Such sales may
  be   required  at  a  time  when  Securities  would  not  otherwise  be  sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum principal amount in which Securi-ties may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unithol-ders of record.
                             EVALUATION OF THE TRUST
       The   Evaluator   is  Kenny Information Systems,  a  Division  of
  J.J. Kenny Co., Inc.,   65   Broadway,   New   York,   New
  York 10006.
       The value of the Trust is computed as of the Evaluation Time shown under "Essential Information" in Part A (1) on each June 30
  and   December   31  (or  the  last  business  day  prior  thereto),  (2)  on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding:
       1. The aggregate value of Securities in the Trust, as determined by the Evaluator:
       (a) on the basis of current bid prices for the Securities,
       (b) on the basis of current bid prices for comparable bonds, if bid prices are not available for any of the Securities,
       (c) by determining the value of the Securities on the bid side of the market by appraisal, or
       (d) by any combination of the above;
       2. Money on hand in the Trust, other than money deposited to purchase Securities or money credited to the Principal Account which is required to redeem tendered Units; and
       3. Accrued but unpaid interest on the Securities at the close of business on the date of such Evaluation.
       The   Trustee   will   deduct   from   the   resulting  figure:  amounts
  representing   any   applicable   taxes   or   governmental  charges  payable
  by the Trust for the purpose of making an addition to the Reserve Account; amounts representing estimated accrued expenses of the Trust; amounts representing unpaid fees of the Trustee, the Sponsor and the Evaluator; and cash held for distribution to Unitholders of record as of the business day prior to the Evaluation being made on the days or dates set forth above.
       For the purpose of the redemption of Units, the value per Unit is computed by the Trustee by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation.
               COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
                                      VALUE
       While   the   Public   Offering   Price  of  Units  during  the  initial
  offering   period  is  determined  on  the  basis  of  the  current  offering prices of the Securities, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of such Securities. On the date of the "Essential Information" page, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption Value by the amount shown under "Essential Information" in Part
  A. The difference between the bid and offering prices of the Securities is expected to average 1-1/2% to 2% of principal amount. This difference may vary between 3% or more of principal amount for inactively traded Securities and as little as 1/2 of 1% for actively traded Securities. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
                        SUPERVISION OF TRUST INVESTMENTS
       The acquisition by the Trust of any securities other than the Securities initially deposited is prohibited by the Indenture. The
  Sponsor may direct the Trustee to sell or liquidate any of the Securities upon the happening of any of the following events (except for the limited right to replace securities in the case of a fail):
       1. Default by an issuer in the payment of principal of or interest on such Securities, or any other outstanding obligations of such issuer, when due and payable,
       2. Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Securities or attacking their validity,
       3. A breach of a covenant or warranty which could adversely affect the payment of debt service on the Securities,
       4. In the case of revenue bonds, if the revenues, based upon official reports, fall substantially below the estimated revenues cal-
  culated   to   be   necessary  to  pay  principal  of  and  interest  on  the
  Bonds,
       5.   A  decline  in  market  price,  or  such  other  market  or  credit factor, as in the opinion of the Sponsor would make retention of any of the Securities detrimental to the Unitholders, or
       6. In the event that any of the Bonds are the subject of an advance refunding.
       In addition, if a default in the payment of principal of or interest on any of the Securities occurs and the Sponsor fails to instruct the Trustee to sell or hold such Securities within thirty days after notification by the Trustee to the Sponsor of such default, the Indenture provides that the Trustee will sell the defaulted Securities promptly. The Trustee will not be liable or responsible in any way for depreciation or loss incurred by reason of any sale made by it either pursuant to a direction of the Sponsor or by reason of a failure of the Sponsor to give any such direction.
       The   Sponsor  is  required  to  instruct  the  Trustee  to  reject  any
  offer   made   by   an   issuer   of   any   of   the   Bonds  to  issue  new
  obligations in exchange and substitution for any of the Bonds pursuant to a refunding or refinancing plan; however, the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor deems proper if the issuer is in default with respect to the Securities or the issuer will, in the written opinion of the Sponsor, probably default with respect to the Bonds in the reasonably foreseeable future.
       Any  obligations  received  by  the  Trust  in  the  event  of  such  an exchange or substitution will be held by the Trustee and will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited. Within five days after any exchange and deposit, notice of such will be mailed by the Trustee to each registered Unitholder, which identifies the Securities eliminated and the Securities substituted.
                           ADMINISTRATION OF THE TRUST
       Records   and   Accounts:   Pursuant   to  the  Indenture,  the  Trustee
  is   required   to   keep   proper   books  of  record  and  account  of  all
  transactions  relating  to  the  Trust  at  its  office.  Such  records  will include the name and address of every Unitholder, a list of the Certificate numbers and the number of Units of each Certificate issued to Unitholders. The Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder during usual business hours.
       The Trustee is required to make annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation.
       Successor Trustee: Under the Indenture, the Trustee may resign and be discharged of the Trust created by the Indenture by executing a notice of resignation in writing and filing it with the Sponsor. The resigning Trustee must also mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the effective resignation date specified in such notice. Such resignation will become effective only upon the appointment of and the acceptance of the Trust by a successor Trustee. The
  Sponsor, upon receiving notice of such resignation, is obligated to appoint a successor Trustee promptly.
       If  within  thirty  days  after  notice  of  resignation  has  been  re-
  ceived by the Sponsor, no successor Trustee has been appointed or, if appointed, has not accepted the appointment, the resigning
  Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting as such or is adjudged a bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and ap-point a successor Trustee as provided in the Indenture. Notice of such discharge and appointment shall be mailed to each Unitholder by the Sponsor.
       Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, such successor Trustee will become vested with all the rights, powers, duties and ob-ligations of the original Trustee.
       A successor Trustee is required to be a corporation organized and doing business under the laws of the United States or of the
  State   of   New   York;  to  be  authorized  under  such  laws  to  exercise corporate trust powers; to have at all times an aggregate capital, surplus and undivided profit of not less than $5,000,000; and to have its principal office in New York City.
       Successor   Sponsor:   If   at  any  time  the  Sponsor  shall  fail  to
  undertake or perform or become incapable of undertaking or per-forming any of the duties which by the terms of the Indenture are required of it to be undertaken or performed, or if the Sponsor resigns, the Trustee may either appoint a successor Sponsor or Sponsors as will be satisfactory to the Trustee or it may terminate the Indenture and liquidate the Trust. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.
       The dissolution of the Sponsor or its ceasing to exist as a legal entity from, or for, any cause whatsoever will not cause the termination of the Indenture or the Trust unless the Trustee deems termination to be in the best interests of Unitholders.
       Successor    Evaluator:   The   Evaluator   may   resign   or   may   be
  removed   by   the   Sponsor   or  the  Trustee,  and  the  Sponsor  and  the
  Trustee   are   to   use   their  best  efforts  to  appoint  a  satisfactory
  successor. Such resignation or removal will become effective upon the acceptance of appointment by a successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor Evaluator. Notice of such resignation or removal and appointment will be mailed by the Trustee to each Unitholder.
                            LIMITATION OF LIABILITIES
       The Sponsor: The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or the Unitholders for taking any action  or  for  refraining  from  taking  any  action  made in good faith or for  errors  in  judgment,  but  will  be  liable  only  for  its  own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The Trustee: The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or for the disposition of moneys, Securities or
  Certificates, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without negligence, bad faith or wilful mis-
  conduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.
       The   Evaluator:   The   Trustee,  Sponsor,  and  Unitholders  may  rely
  on   any   evaluation   furnished   by   the   Evaluator  and  will  have  no
  responsibility   for  the  accuracy  thereof.  The  Indenture  provides  that the determinations made by the Evaluator will be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator will be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment, but will be liable only for its gross negligence, lack of good faith or wilful mis-conduct.
                           AMENDMENT OF THE INDENTURE
       The Indenture may be amended by the Trustee and the Spon-sor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to  or  in  substitution  for  any  of  the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for the Securities. The Trustee will promptly notify Unitholders of the substance of any such amendment.
                              RIGHTS OF UNITHOLDERS
       A Unitholder may at any time tender his Certificate to the Trustee for redemption.
       The   death  or  incapacity  of  any  Unitholder  will  not  operate  to terminate the Trust nor entitle his legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.
       No Unitholder will have the right to vote concerning the Trust, except with respect to termination, or in any manner control the operation and management of the Trust, nor shall any Unitholder ever be liable to any other person by reason of any action taken by the Sponsor or the Trustee.
                            TERMINATION OF THE TRUST
       The Indenture provides that the Trust will terminate upon the maturity, redemption, sale or other disposition of the last of the
  Securities held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the par value of  the  Securities  originally  deposited  in  the  Trust,  the  Trustee may in its discretion, and will when so directed by the Sponsor, termi-nate the Trust. The Trust may also be terminated at any time by the written consent of 100% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
       Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to the
  Principal Account and the Interest Account. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a
  Unitholder upon termination may be less than the principal amount of Securities represented by the Units held by such Unitholder.
                                     SPONSOR
       The Sponsor, PaineWebber Incorporated, is a corporation or-ganized under the laws of the State of Delaware. The Sponsor is a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and, in
  addition   to  participating  as  a  member  of  various  selling  groups  or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such com-panies in its capacity as a broker or dealer in securities.
                                  LEGAL OPINION
       The   legality  of  the  Units  offered  hereby  has  been  passed  upon
  by   Orrick,   Herrington  &  Sutcliffe,  666 Fifth Avenue,  New  York,
  New York, as counsel for the Sponsor.
                              INDEPENDENT AUDITORS
       The financial statements, including the schedule of investments, of the Trust included in Part A of this Prospectus have been audited
  by    Ernst    &    Young LLP, independent
  auditors,  for  the  period  indicated  in  their   report
  appearing   herein.   The   financial   statements   audited   by   Ernst   &
  Young LLP   have   been  included  in  reliance  on
  their  report  given  on  their  authority  as  experts  in  accounting  and auditing.
                                  BOND RATINGS*
       NR--Securities which, while not rated by Standard & Poor's or Moody's, have been determined by the trusts sponsor to be of investment grade quality. Standard & Poor's Corporation
       A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditwor-thiness may take into consideration obligors such as guarantors, insurers, or lessees.
       The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.
       The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor
  's   from   other   sources   it  considers  reliable.  The  ratings  may  be
  changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.
       The   ratings   are   based,   in  varying  degrees,  on  the  following
  considerations:
       I.  Likelihood  of  default  capacity  and  willingness  of  the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation, and
       II. Nature of and provisions of the obligation,
       III. Protection afforded by, and relative position of, the obliga-tion in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
       AAA--This  is  the  highest  rating  assigned  by  Standard  &  Poor  's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
       AA--Bonds rated AA also qualify as high-quality debt obliga-tions. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
       A--Bonds   rated   A  have  a  strong  capacity  to  pay  principal  and
  interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic con-ditions.
       BBB--Bonds    rated   BBB   are   regarded   as   having   an   adequate
  capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
       BB,  B,  CCC,  CC--Debt  rated  BB,  B,  CCC  and  CC  is  regarded,  on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
       C--The rating C is reserved for income bonds on which no interest is being paid.
       D--Debt rated D is in default, and payment of interest and/or repayment of principal in arrears.
       PLUS (+) or MINUS (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
       PROVISIONAL RATINGS: The letter "p" following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service
  requirements   is   largely   or   entirely  dependent  upon  the  successful
  and   timely   completion   of  the  project.  This  rating,  however,  while
  addressing credit quality subsequent to completion, makes no com-ment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judg-ment with respect to such likelihood and risk.
       *As described by the rating agencies.
  Moody's Investors Service, Inc.
       A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:
       Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
       Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what
  are   generally  known  as  high-grade  bonds.  They  are  rated  lower  than
  the   best   bonds  because  margins  of  protection  may  not  be  as  large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
       A--Bonds   which   are   rated   A  possess  many  favorable  investment
  attributes and are to be considered as upper medium grade ob-ligations. Factors giving security to principal and interest are consid-ered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
       Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
       Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
       B--Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal pay-ments or of maintenance of other terms of the contract over any long period of time may be small.
       Caa--Bonds   which   are   rated   Caa   are   in  poor  standing.  Such
  issues may be in default or there may be present elements of danger with respect to principal or interest.
       Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
       C--Bonds  which  are  rated  C  are  the  lowest  rated  class  of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
       Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end of the generic
  category.   These   modifiers  of  rating  symbols  Aa,  A  and  Baa  are  to
  give investors a more precise indication of relative debt quality in each of the historically defined categories.
       Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of such condition.
       The following summarizes the applicable designations used by Moody's for short term notes and short term loans:
       MIG1--Loans   bearing   this   designation  are  of  the  best  quality,
  enjoying   strong  protection  from  established  cash  flows  of  funds  for their servicing or from established and broad-based access to the market for refinancing, or both.
       MIG2--Loans   bearing   this  designation  are  of  high  quality,  with
  margins   of  protection  ample  although  not  so  large  as  the  preceding group.
                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered
          EX-27       Financial Data Schedule
          EX-99.C2    Consent of Kenny Information Systems
          EX-99.C1    Consent of Independent Auditors
                                   FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements
                  incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The Municipal Bond Trust, Series 205 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the
  State of New York on the 8th day of December, 1995.
                      THE MUNICIPAL BOND TRUST, SERIES 205
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this
  Registration Statement has been signed on behalf of PaineWebber
  Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 8th day of December, 1995.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.